Material Accounting Policies - Disclosure of current taxes receivable (Details) - CAD ($)	Apr. 30, 2025	Apr. 30, 2024
Significant accounting policies [abstract]
Total Value-added tax receivable	$ 17,256,656	$ 21,201,469
Less: non-current portion	(1,960,666)	(5,846,416)
Current portion	$ 15,295,990	$ 15,355,053